UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-9082
M FUND, INC.
(Exact name of registrant as specified in charter)
M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)
Daniel F. Byrne, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland, Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Registrant's telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2004

Date of reporting period:	09/30/2004

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2004 is filed herewith.

Brandes International Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2004

Shares			Value (Note 1)
	FOREIGN COMMON STOCKS—97.5%
	Austria—1.0%
149,000	Telekom Austria AG		$2,088,127

	Belgium—1.0%
63,300	InBev		2,110,803

	Brazil—3.9%
319,900	Centrais Eletricas Brasileiras SA - SP ADR		2,556,737
134,600	Petroleo Brasileiro SA - ADR		4,296,432
18,533	Tele Centro Oeste Celular Participacoes SA - ADR		189,037
1,112	Tele Leste Celular Participacoes SA - ADR		17,014
2,780	Tele Nordeste Celular Participacoes SA - ADR		70,908
1,117	Tele Norte Leste Participacoes SA - ADR		14,778
55,600	Telecomunicacoes Brasileiras SA - ADR		1,529,000
			8,673,906
	Canada—0.9%
815,800	Bombardier, Inc. - Class B		1,880,528

	France—4.1%
351,400	Alcatel SA	*	4,108,212
133,500	France Telecom SA		3,327,160
26,000	France Telecom SA 144A	²	647,986
30,220	Nexans SA		1,026,114
			9,109,472

	Germany—12.8%
115,600	Bayerische Hypo-und Vereinsbank AG	*	2,220,387
46,240	Bayerische Hypo-und Vereinsbank AG 144A	*²	888,155
119,772	Commerzbank AG	*	2,227,607
86,900	DaimlerChrysler AG		3,584,423
303,000	Deutsche Telekom AG	*	5,624,121
42,400	E.ON AG		3,129,059
61,000	Heidelberger Druckmaschinen AG 144A	*²	1,818,874
28,900	Hypo Real Estate Holding	*	990,988
66,447	Schering AG		4,197,858
90,700	Volkswagen AG		3,492,129
			28,173,601

	Italy—3.6%
1,114,780	Banca Intesa SpA		4,238,108
1,165,538	Telecom Italia SpA		3,598,440
			7,836,548

1

	Japan—17.8%
176,200	Daiichi Pharmaceutical Co., Ltd.		$3,034,236
754,000	Hitachi, Ltd.		4,558,497
346	Japan Tobacco, Inc.		2,895,897
98	Japan Tobacco, Inc. 144A	²	820,225
131,000	Matsushita Electric Industrial Co., Ltd.		1,749,283
218	Millea Holdings, Inc.		2,810,094
1,130,000	Mitsubishi Heavy Industries, Ltd.		3,190,178
398	Mitsubishi Tokyo Financial Group, Inc.		3,320,280
284,000	Mitsui Sumitomo Insurance Co., Ltd.		2,343,464
255,000	Nippon Oil Corp.		1,608,796
1,017	Nippon Telegraph & Telephone Corp.		4,052,860
15,200	Nippon Telegraph & Telephone Corp. - ADR		303,696
34,000	Ono Pharmaceutical Co., Ltd.		1,509,259
99,300	Sankyo Co., Ltd.		2,100,300
541	Sumitomo Mitsui Financial Group, Inc.		3,093,954
27,200	TDK Corp.		1,812,346
			39,203,365

	Mexico—2.0%
96,053	Cemex SA de CV - SP ADR Certificate of Participation		2,702,931
54,800	Telefonos de Mexico SA de CV - Class L - SP ADR		1,768,396
			4,471,327

	Netherlands—11.2%
129,617	ABN AMRO Holding NV		2,945,351
101,500	Akzo Nobel NV		3,585,125
95,500	Heineken NV		2,876,057
149,979	ING Groep NV CVA		3,786,305
173,666	Koninklijke Ahold 144A	*²	1,109,020
260,500	Koninklijke Ahold NV	*	1,663,536
107,494	Unilever NV CVA		6,186,061
149,468	Wolters Kluwer NV		2,516,222
			24,667,677

	New Zealand—1.2%
680,035	Telecom Corp. of New Zealand, Ltd.		2,706,653

	Portugal—1.4%
287,208	Portugal Telecom SA		3,165,057

	Russia—1.8%
30,900	LUKOIL - SP ADR		3,831,600

	Singapore—3.9%
360,736	DBS Group Holdings, Ltd.		3,426,912
191,105	Jardine Matheson Holdings, Ltd.		2,694,581
293,000	Overseas Chinese Banking Corp.		2,435,505
			8,556,998

	South Korea—2.6%
350,100	Korea Electric Power Corp. - SP ADR		3,693,555
115,900	KT Corp. - SP ADR		2,094,313
			5,787,868

	Spain—5.0%
275,433	Banco Bilbao Vizcaya Argentaria SA		3,791,553
65,600	Banco Bilbao Vizcaya Argentaria SA 144A	²	903,036
92,700	Repsol YPF SA		2,036,214
281,042	Telefonica SA		4,207,457
483	Telefonica SA - ADR		21,730
			10,959,990

2

	Switzerland—6.6%
33,100	Nestle SA - Registered		$7,595,154
8,040	Swisscom AG		2,793,100
29,626	Zurich Financial Services AG	*	4,230,927
			14,619,181

	United Kingdom—16.5%
159,973	Abbey National Plc		1,621,666
797,300	BAE Systems Plc		3,243,755
111,300	British American Tobacco Plc		1,613,817
275,800	British Energy Plc	*	71,144
1,110,473	BT Group Plc		3,613,295
1,597,255	Corus Group 144A	*²	1,474,589
1,931,900	Corus Group Plc	*	1,783,534
1,931,900	Corus Group Plc Deferred Shrs	*‡	0
627,600	Friends Provident Plc		1,581,994
316,800	GlaxoSmithKline Plc		6,830,044
249,654	Imperial Chemical Industries Plc		953,559
1,344,576	Invensys Plc	*	273,820
2,534,081	Invensys Plc 144A	*²	516,059
1,344,576	Invensys Plc Deferred Shrs	*‡	0
501,287	J Sainsbury Plc		2,311,677
797,438	Marks & Spencer Group Plc		4,951,281
152,300	Unilever Plc		1,239,931
1,228,653	William Morrison Supermarkets Plc		4,281,407
			36,361,572
	Venezuela—0.2%

20,180	Compania Anonima Nacional Telefonos de Venezuela (CANTV - ADR )		454,655

	TOTAL FOREIGN COMMON STOCKS
	(Cost $200,325,272)		214,658,928

Par Amount			Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—14.8%
7,973,895	Bank of Montreal	†	1.760%	10/25/2004	$7,973,895
4,500,575	Calyon	†	1.700%	11/24/2004	4,500,575
4,500,575	Royal Bank of Canada	†	1.780%	11/10/2004	4,500,575
2,250,288	Royal Bank of Scotland	†	1.650%	10/29/2004	2,250,288
2,250,288	Royal Bank of Scotland	†	1.880%	12/23/2004	2,250,288
4,500,575	Keybank	†	1.850%	10/01/2004	4,500,575
4,500,575	Merrill Lynch & Co.	†	1.915%	10/01/2004	4,500,575
2,250,288	Merrimac Cash Fund - Premium Class	** †	1.472%	10/01/2004	2,250,288
	TOTAL SHORT-TERM INVESTMENTS—(Cost $32,727,059)				32,727,059

3

TOTAL INVESTMENTS AT MARKET VALUE—112.3%
(Cost $233,052,331)	$247,385,987
Other Liabilities in Excess of Assets - (12.3%)	(27,155,611)
NET ASSETS—100.0%	$220,230,376

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depository Receipt

*	Non-Income Producing Security
²	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
†	Represents collateral received from securities lending transactions.
**	Regulated Investment Company advised by Investors Bank and Trust Co. (IBT). IBT is also the Accounting and Custody Agent for this fund.
‡	Security had no market value at 9/30/04.

Percentages indicated are based on net assets.

At September 30, 2004, industry sector diversification of the Brandes International Equity Fund’s investments as a percentage of net assets was as follows:

Industry Sector	Percentage of Net Assets
Diversified Telecom Services	19.1%
Commercial Banking	14.6%
Pharmaceuticals	8.0%
Food Products	6.8%
Oil & Gas	5.3%
Insurance	5.0%
Electric Utilities	4.3%
Food & Staples Retailing	4.3%
Automotive	3.2%
Financial Services	2.9%
Electronic Equipment & Instruments	2.9%
Machinery	2.6%
Tobacco	2.4%
Aerospace & Defense	2.3%

4

Beverages	2.3%
Multi Line Retail	2.3%
Chemicals	2.1%
Communications Equipment	1.9%
Metals & Mining	1.5%
Construction Materials	1.2%
Media	1.1%
Household Durables	0.8%
Electrical Equipment	0.5%
Wireless Telecommunication Services	0.1%
97.5%

5

Turner Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2004

			Value
Shares			(Note 1)
	COMMON STOCKS—97.5%
	Advertising—0.5%
18,500	Monster Worldwide, Inc.	*	$455,840

	Airlines—0.0%
3,330	Southwest Airlines Co.		45,355

	Apparel Retailers—0.4%
11,380	Chico’s FAS, Inc.	*	389,196

	Automotive—0.5%
12,580	Autoliv, Inc.		508,232

	Banking—5.3%
43,600	American Express Co.		2,243,656
25,530	CIT Group, Inc.		954,567
34,685	Wells Fargo & Co.		2,068,267
			5,266,490
	Beverages, Food & Tobacco—3.5%
62,030	Archer-Daniels-Midland Co.		1,053,269
11,670	Kellogg Co.		497,842
39,270	Pepsico, Inc.		1,910,485
			3,461,596
	Chemicals—0.8%
22,450	Monsanto Co.		817,629

	Coal—1.0%
17,160	Peabody Energy Corp.		1,021,020

	Commercial Services—0.7%
21,630	Paychex, Inc.		652,144

	Communication Services—0.6%
7,940	Research in Motion, Ltd.	*	606,140

	Communications—0.5%
24,640	Polycom, Inc.	*	488,365

	Computer Software—0.7%
5,320	Google, Inc.- Class A	*	689,472

	Computer Software & Processing—10.2%
25,470	Alliance Data Systems Corp.	*	1,033,063
9,450	Electronic Arts, Inc.	*	434,605
43,300	First Data Corp.		1,883,550
11,470	Fiserv, Inc.	*	399,844
52,080	Juniper Networks, Inc.	*	1,229,088
36,210	Microsoft Corp.		1,001,206
38,020	SAP AG - SP ADR		1,480,879
16,750	Symantec Corp.	*	919,240
39,550	VeriSign, Inc.	*	786,254
28,570	Yahoo!, Inc.	*	968,809
			10,136,538

1

	Computers & Information—7.2%
14,780	Apple Computer, Inc.	*	$572,725
13,460	CDW Corp.		781,084
122,810	Cisco Systems, Inc.	*	2,222,861
46,550	Dell, Inc.	*	1,657,180
67,950	EMC Corp.	*	784,143
14,060	International Game Technology		505,457
157,460	Sun Microsystems, Inc.	*	636,138
			7,159,588
	Cosmetics & Personal Care—3.5%
16,160	Avon Products, Inc.		705,869
19,220	Clorox Co. (The)		1,024,426
32,430	Procter & Gamble Co.		1,755,112
			3,485,407
	Diversified Manufacturing Operations—1.3%
25,990	Danaher Corp.		1,332,767

	Electric Utilities—1.3%
127,930	AES Corp.	*	1,278,021

	Electrical Equipment—2.7%
79,210	General Electric Co.		2,659,872

	Electronics—2.2%
20,240	Maxim Integrated Products, Inc.		855,950
12,770	Silicon Laboratories, Inc.	*	422,559
43,630	Texas Instruments, Inc.		928,446
			2,206,955
	Entertainment & Leisure—1.4%
87,810	Time Warner, Inc.	*	1,417,253

	Financial Services—7.1%
122,090	Charles Schwab Corp. (The)		1,122,007
21,670	Goldman Sachs Group, Inc.		2,020,511
38,970	Morgan Stanley		1,921,221
39,300	T. Rowe Price Group, Inc.		2,001,942
			7,065,681
	Food Retailers—1.4%
16,750	Starbucks Corp.	*	761,455
7,470	Whole Foods Market, Inc.		640,851
			1,402,306

2

	Health Care Providers—1.5%
45,210	Caremark Rx, Inc.	*	$1,449,885

	Heavy Machinery—4.1%
87,390	Applied Materials, Inc.	*	1,441,061
17,540	Caterpillar, Inc.		1,411,093
20,230	Smith International, Inc.	*	1,228,568
			4,080,722
	Industrial—Diversified—1.4%
47,100	Tyco International, Ltd.		1,444,086

	Insurance—6.4%
34,520	Allstate Corp.		1,656,615
40,180	American International Group, Inc.		2,731,838
16,910	Anthem, Inc.	*	1,475,397
7,750	MGIC Investment Corp.		515,762
			6,379,612
	Machinery—1.1%
28,660	American Standard Cos., Inc.	*	1,115,161

	Media—1.1%
33,270	News Corp., Ltd. - SP ADR		1,093,585

	Media—Broadcasting & Publishing—0.7%
26,410	Comcast Corp. - Class A	*	745,818

	Medical - HMO—1.3%
17,630	UnitedHealth Group, Inc.		1,300,036

	Medical Supplies—4.1%
28,560	Boston Scientific Corp.	*	1,134,689
10,500	Fisher Scientific International, Inc.	*	612,465
17,290	St. Jude Medical, Inc.	*	1,301,418
12,650	Zimmer Holdings, Inc.	*	999,856
			4,048,428
	Metals—0.9%
27,900	Alcoa, Inc.		937,161

	Oil & Gas—5.3%
19,800	Apache Corp.		992,178
12,590	ConocoPhillips		1,043,082
11,320	Noble Corp.	*	508,834
21,860	Pioneer Natural Resources Co.		753,733
27,140	Western Gas Resources, Inc.		775,933
37,500	XTO Energy, Inc.		1,218,000
			5,291,760

3

	Oil Services—1.3%
28,320	Questar Corp.			$1,297,622

	Pharmaceuticals—5.2%
24,760	Amgen, Inc.	*		1,403,397
18,770	Biogen Idec, Inc.	*		1,148,161
16,800	Forest Laboratories, Inc.	*		755,664
17,500	Genentech, Inc.	*		917,350
25,270	Gilead Sciences, Inc.	*		944,593
				5,169,165
	Restaurants—0.7%
17,530	Yum! Brands, Inc.			712,770

	Restaurants and Lodging—1.0%
20,160	Marriott International, Inc. - Class A			1,047,514

	Retailers—3.4%
17,160	Best Buy Co., Inc.			930,758
10,180	eBay, Inc.	*		935,949
15,060	Kohl’s Corp.	*		725,741
21,930	Walgreen Co.			785,752
				3,378,200
	Telephone Systems—2.4%
42,320	America Movil SA de CV - Class L - ADR			1,651,750
30,790	Western Wireless Corp. - Class A	*		791,611
				2,443,361
	Textiles, Clothing & Fabrics—0.6%
13,270	Coach, Inc.	*		562,913

	Transportation—2.2%
15,190	C.H. Robinson Worldwide, Inc.			704,664
19,280	United Parcel Service, Inc. - Class B			1,463,738
				2,168,402
	TOTAL COMMON STOCKS
	(Cost $90,462,912)			97,212,068
			Expiration
	WARRANTS—0.0%		Date
240	MicroStrategy, Inc.	*	06/24/2007	17
	(Cost $0)

4

Par					Value
Amount			Yield	Maturity	(Note 1)

	SHORT-TERM INVESTMENTS—9.3%
2,273,199	Bank of Montreal	†	1.760%	10/25/2004	$2,273,199
1,283,025	Calyon	†	1.700%	11/24/2004	1,283,025
1,283,025	Keybank	†	1.850%	10/01/2004	1,283,025
1,283,025	Merrill Lynch & Co.	†	1.915%	10/01/2004	1,283,025
641,512	Merrimac Cash Fund - Premium Class	† **	1.472%	10/01/2004	641,512
1,283,025	Royal Bank of Canada	†	1.780%	11/10/2004	1,283,025
641,512	Royal Bank of Scotland	†	1.650%	10/29/2004	641,512
641,512	Royal Bank of Scotland	†	1.880%	12/23/2004	641,512

	TOTAL SHORT-TERM INVESTMENTS—(Cost $9,329,835)				9,329,835

	TOTAL INVESTMENTS AT MARKET VALUE—106.8%
	(Cost $99,792,747)				106,541,920
	Other Liabilities in Excess of Assets - (6.8%)				(6,794,237)
	NET ASSETS—100.0%				$99,747,683

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt
SP ADR—Sponsored American Depository Receipt
* Non-Income Producing Security
** Regulated Investment Company advised by Investors Bank and Trust Co. (IBT). IBT is also the Accounting and Custody Agent for this fund.
† Represents collateral received from securities lending transactions.
Percentages indicated are based on net assets.

5

Frontier Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2004

			Value
Shares			(Note 1)
	COMMON STOCKS—83.0%
	Aerospace & Defense—1.2%
34,450	Goodrich Corp.		$1,080,352
49,490	Orbital Sciences Corp.	*	565,176
			1,645,528
	Automotive—2.2%
34,200	Autoliv, Inc.		1,381,680
45,600	CarMax, Inc.	*	982,680
63,700	Goodyear Tire & Rubber Co. (The)	*	684,138
			3,048,498
	Business Services—0.4%
91,300	Harris Interactive, Inc.	*	601,667

	Chemicals—0.9%
9,900	FMC Corp.	*	480,843
40,400	IMC Global, Inc.	*	702,556
			1,183,399
	Coal—0.7%
34,000	Massey Energy Co.		983,620

	Commercial Services—10.8%
31,000	Aramark Corp. - Class B		748,340
37,400	Core Laboratories N.V.	*	919,666
38,720	EGL, Inc.	*	1,171,667
48,040	Fluor Corp.		2,138,741
36,400	iPass, Inc.	*	218,036
22,340	Jacobs Engineering Group, Inc.	*	855,399
153,600	Lo-Jack Corp.	*	1,720,320
52,100	Omnicell, Inc.	*	688,762
22,900	Portfolio Recovery Associates, Inc.	*	673,031
57,800	Regeneration Technologies, Inc.	*	463,556
34,900	Republic Services, Inc.		1,038,624
50,840	Ritchie Bros. Auctioneers, Inc.		1,558,246
107,500	Sotheby’s Holdings, Inc. - Class A	*	1,689,900
9,400	TNS, Inc.	*	182,360
72,820	Wind River Systems, Inc.	*	888,404
			14,955,052
	Communications—2.1%
16,300	Andrew Corp.	*	199,512
78,620	Arris Group, Inc.	*	410,396
19,100	Concord Communications, Inc.	*	170,467
42,400	Harmonic, Inc.	*	281,960
6,480	Harris Corp.		356,011
24,400	Polycom, Inc.	*	483,608
42,510	Powerwave Technologies, Inc.	*	261,862
113,220	Sonus Networks, Inc.	*	637,429
63,800	Terayon Corp.	*	135,256
			2,936,501

	Computer Software & Processing—5.0%
51,400	Ansoft Corp.	*	$817,260
86,500	BEA Systems, Inc.	*	597,715
25,800	BISYS Group, Inc. (The)	*	376,938
26,660	CheckFree Corp.	*	737,682
71,300	Eclipsys Corp.	*	1,112,280
17,500	Electronics for Imaging, Inc.	*	284,200
62,630	Informatica Corp.	*	366,385
12,200	PEC Solutions, Inc.	*	142,984
33,670	Perot Systems Corp. - Class A	*	540,740
35,900	SafeNet, Inc.	*	947,042
16,400	Synopsys, Inc.	*	259,612
176,400	Vastera, Inc.	*	312,228
21,400	WebEx Communications, Inc.	*	466,948
			6,962,014
	Computers & Information—2.0%
14,950	Diebold, Inc.		698,165
88,000	Komag, Inc.	*	1,223,200
75,300	Maxtor Corp.	*	391,560
57,600	Western Digital Corp.	*	506,304
			2,819,229
	Containers & Packaging—1.7%
172,500	Crown Holdings, Inc.	*	1,778,475
26,800	Pactiv Corp.	*	623,100
			2,401,575
	Electric Utilities—0.6%
60,200	Citizens Communications Co.		806,078

	Electrical Equipment—3.9%
119,280	Artesyn Technologies, Inc.	*	1,190,414
32,070	C&D Technologies, Inc.		609,971
178,900	GrafTech International, Ltd.	*	2,495,655
56,040	Quantum Fuel Systems Technologies Worldwide, Inc.	*	305,418
59,600	SBS Technologies, Inc.	*	727,120
			5,328,578
	Electronics—11.1%
17,700	Actel Corp.	*	269,040
133,240	Agere Systems, Inc. - Class A	*	139,902
22,890	Anaren, Inc.	*	308,099
27,700	ATMI, Inc.	*	567,296
17,200	Cree, Inc.	*	525,116
34,650	Cypress Semiconductor Corp.	*	306,306
39,500	ESS Technology, Inc.	*	270,575
32,760	Genesis Microchip, Inc.	*	442,260
22,400	Harman International Industries, Inc.		2,413,600
27,600	Hutchinson Technology, Inc.	*	737,748
12,800	Integrated Circuit Systems, Inc.	*	275,200
29,200	Integrated Device Technology, Inc.	*	278,276
23,400	Intersil Corp. - Class A		372,762
45,090	LSI Logic Corp.	*	194,338
35,860	Mercury Computer Systems, Inc.	*	965,351
72,100	Microsemi Corp.	*	1,016,610
58,740	National Semiconductor Corp.	*	909,883
65,500	PMC - Sierra, Inc	*	577,055
15,100	Power Integrations, Inc.	*	308,493
43,200	RF Micro Devices, Inc.	*	273,888
76,500	Sanmina-Sci Corp.	*	539,325
20,900	Semtech Corp.	*	400,653
48,070	Skyworks Solutions, Inc.	*	456,665
92,946	Stats Chippac Ltd.- ADR	*	555,817
29,700	Teradyne, Inc.	*	397,980
181,000	Transmeta Corp.	*	228,060
39,685	Trimble Navigation, Ltd.	*	1,254,046
22,085	Zoran Corp.	*	347,176
			15,331,520

	Entertainment—0.3%
54,200	TiVo, Inc.	*	$358,804

	Entertainment & Leisure—1.7%
124,700	ebookers Plc - SP ADR	*	1,000,094
57,200	Hasbro, Inc.		1,075,360
16,200	NetFlix, Inc.	*	249,804
			2,325,258
	Environmental—0.6%
170,900	Bennett Environmental, Inc.	*	845,955

	Financial Services—1.7%
40,100	Ameritrade Holding Corp.	*	481,601
74,570	E*Trade Financial Corp.	*	851,589
44,900	Waddell & Reed Financial, Inc. - Class A		987,800
			2,320,990
	Forest Products & Paper—1.9%
53,770	Packaging Corp. of America		1,315,752
66,320	Smurfit-Stone Container Corp.		1,284,618
			2,600,370
	Health Care Providers—1.5%
34,400	Cross Country Healthcare, Inc.	*	533,200
13,070	Express Scripts, Inc.	*	853,994
25,700	Matria Healthcare, Inc.	*	727,567
			2,114,761
	Heavy Machinery—3.8%
63,060	Chicago Bridge & Iron Co., NV		1,891,169
43,800	Kaydon Corp.		1,260,126
29,200	National-Oilwell, Inc.	*	959,512
29,000	Pall Corp.		709,920
16,630	Timken Co.		409,431
			5,230,158

	Home Construction, Furnishings & Appliances—0.7%
49,400	Digital Theater Systems, Inc.	*	$901,550

	Insurance—1.3%
37,300	Assured Guaranty, Ltd.		621,418
23,200	HCC Insurance Holdings, Inc.		699,480
11,300	PMI Group, Inc. (The)		458,554
			1,779,452
	Media—0.3%
10,800	Entercom Communications Corp.	*	352,728

	Media—Broadcasting & Publishing—1.0%
77,700	Emmis Communications Corp. - Class A	*	1,403,262

	Medical and Health Products—0.2%
14,300	Biolase Technology, Inc.		116,688
37,200	Osteotech, Inc.	*	146,568
			263,256
	Medical and Health Tech Services—0.5%
8,400	ICON Plc - ADR	*	276,444
81,700	Oca, Inc.	*	387,258
			663,702
	Medical Supplies—1.9%
101,800	Endocardial Solutions, Inc.	*	1,177,826
14,050	Intermagnetics General Corp.	*	325,258
8,160	Millipore Corp.	*	390,456
32,080	STERIS Corp.	*	703,835
			2,597,375
	Medical & Bio-Technology—0.8%
53,600	Exact Sciences Corp.	*	176,880
25,900	Pharmaceutical Product Development, Inc.	*	932,400
			1,109,280
	Metals—2.8%
65,380	Allegheny Technologies, Inc.		1,193,185
51,900	Couer D’alene Mines Corp.	*	246,006
19,800	Maverick Tube Corp.	*	610,038
32,900	Northwest Pipe Co.	*	570,815
11,300	Reliance Steel & Aluminum Co.		448,610
25,600	RTI International Metals, Inc.	*	495,872
11,700	Watts Water Technologies, Inc. - Class A		314,145
			3,878,671
	Mining—0.7%
22,200	Freeport-McMoran Copper & Gold, Inc. - Class B		899,100

	Oil & Gas—6.9%
19,400	Ashland, Inc.		$1,087,952
15,949	Devon Energy Corp.		1,132,539
21,811	ENSCO International, Inc.		712,565
10,100	GlobalSantaFe Corp.		309,565
18,380	Noble Corp.	*	826,181
11,100	Pioneer Natural Resources Co.		382,728
26,140	Premcor, Inc.	*	1,006,390
11,130	Remington Oil & Gas Corp.	*	292,163
70,220	Talisman Energy, Inc.		1,818,698
21,300	Transocean, Inc.	*	762,114
17,380	Western Gas Resources, Inc.		496,894
42,940	Willbros Group, Inc.	*	640,235
			9,468,024
	Pharmaceuticals—2.2%
37,080	Cambrex Corp.		813,906
56,200	Impax Laboratories, Inc.	*	863,232
17,800	InterMune, Inc.	*	209,862
26,350	IVAX Corp.	*	504,603
36,180	Parexel International Corp.	*	709,128
			3,100,731
	Restaurants—0.5%
19,400	Triarc Cos. - Class A		221,742
38,900	Triarc Cos. - Class B		446,183
			667,925
	Retailers—2.4%
36,800	Circuit City Stores, Inc.		564,512
64,640	Dollar Tree Stores, Inc.	*	1,742,048
37,870	Insight Enterprises, Inc.	*	637,731
29,600	ValueVision Media, Inc. - Class A	*	396,344
			3,340,635
	Semiconductors—0.2%
12,400	Lam Research Corp.	*	271,312

	Stores—0.3%
68,800	Tweeter Home Entertainment Group, Inc.	*	388,720

	Supermarkets—0.4%
14,200	Panera Bread Co.	*	533,068

	Telephone Systems—0.3%
126,300	LCC International, Inc. - Class A	*	401,634

	Textiles, Clothing & Fabrics—1.5%
65,410	Delta & Pine Land Co.			$1,749,718
146,570	Unifi, Inc.	*		334,180
				2,083,898
	Transportation—4.0%
35,400	Kansas City Southern	*		537,018
32,100	Kirby Corp.	*		1,288,815
25,700	Landstar System, Inc.	*		1,508,076
10,700	Sabre Holdings Corp.			262,471
39,960	Swift Transportation Co., Inc.	*		672,127
63,730	Wabtec Corp.			1,191,114
				5,459,621
	TOTAL COMMON STOCKS
	(Cost $92,878,500)			114,363,499
			Expiration
	RIGHTS—0.0%		Date
9,800	Veritas Software Corp., Rights		N/A	0
	(Cost $0)

Par					Value
Amount			Yield	Maturity	(Note 1)

	SHORT-TERM INVESTMENTS—17.8%
5,994,491	Bank of Montreal	†	1.760%	10/25/2004	5,994,491
3,383,372	Calyon	†	1.700%	11/24/2004	3,383,372
3,383,372	Keybank	†	1.850%	10/01/2004	3,383,372
3,383,372	Merrill Lynch & Co.	†	1.915%	10/01/2004	3,383,372
1,691,686	Merrimac Cash Fund - Premium Class	† **	1.472%	10/01/2004	1,691,686
3,383,372	Royal Bank of Canada	†	1.780%	11/10/2004	3,383,372
1,691,686	Royal Bank of Scotland	†	1.650%	10/29/2004	1,691,686
1,691,686	Royal Bank of Scotland	†	1.880%	12/23/2004	1,691,686

	TOTAL SHORT-TERM INVESTMENTS—(Cost $24,603,037)				24,603,037

	TOTAL INVESTMENTS AT MARKET VALUE—100.8%
	(Cost $117,481,537)				138,966,536
	Other Liabilities in Excess of Assets - (0.8%)				(1,094,894)
	NET ASSETS—100.0%				$137,871,642

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt
SP ADR—Sponsored American Depository Receipt
* Non-Income Producing Security
** Regulated Investment Company advised by Investors Bank and Trust Co. (IBT). IBT is also the Accounting and Custody Agent for this fund.
† Represents collateral received from securities lending transactions.
Percentages indicated are based on net assets.

Business Opportunity Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2004

			Value
Shares			(Note 1)
	COMMON STOCKS—92.7%
	Advertising—1.6%
8,900	WPP Group Plc - SP ADR		$415,621

	Aerospace & Defense—2.1%
5,600	United Technologies Corp.		522,928

	Banking—9.7%
15,190	Bank of America Corp.		658,183
33,400	MBNA Corp.		841,680
22,300	U.S. Bancorp		644,470
5,000	Wells Fargo & Co.		298,150
			2,442,483
	Beverages, Food & Tobacco—1.4%
6,900	Diageo Plc - SP ADR		347,967

	Building Materials—1.9%
12,300	Home Depot, Inc.		482,160

	Chemicals—6.2%
13,700	Akzo Nobel NV - SP ADR		486,350
9,100	Dow Chemical Co. (The)		411,138
8,800	Monsanto Co.		320,496
8,200	Praxair, Inc.		350,468
			1,568,452
	Computer Software & Processing—3.6%
11,913	First Data Corp.		518,215
13,800	Microsoft Corp.		381,570
			899,785
	Computers & Information—1.2%
3,400	International Business Machines Corp.		291,516

	Entertainment—3.9%
15,300	Fox Entertainment Group, Inc. - Class A	*	424,422
10,600	Harrah’s Entertainment, Inc.		561,588
			986,010
	Financial Services—11.4%
15,200	Citigroup, Inc.		670,624
7,000	Freddie Mac		456,680
19,500	JP Morgan Chase & Co.		774,735
7,500	Merrill Lynch & Co., Inc.		372,900
13,500	SLM Corp.		602,100
			2,877,039
	Forest Products & Paper—0.8%
3,300	Kimberly Clark Corp.		213,147

1

	Health Care Providers—3.6%
16,600	Caremark Rx, Inc.	*	$532,362
9,900	HCA, Inc.		377,685
			910,047
	Heavy Machinery—1.0%
4,100	Deere & Co.		264,655

	Industrial—Diversified—2.8%
23,300	Tyco International, Ltd.		714,378

	Insurance—3.8%
10,700	Allstate Corp.		513,493
6,700	MGIC Investment Corp.		445,885
			959,378
	Machinery—1.5%
10,000	American Standard Cos., Inc.	*	389,100

	Media—2.9%
28,600	Vivendi Universal SA - SP ADR	*	735,878

	Medical - HMO—5.7%
9,900	Anthem, Inc.	*	863,775
8,000	UnitedHealth Group, Inc.		589,920
			1,453,695
	Medical Supplies—5.3%
9,700	Baxter International, Inc.		311,952
9,700	Boston Scientific Corp.	*	385,381
9,900	Guidant Corp.		653,796
			1,351,129
	Oil & Gas—3.9%
8,100	Burlington Resources, Inc.		330,480
12,200	ChevronTexaco Corp.		654,408
			984,888
	Pharmaceuticals—5.7%
9,100	Amgen, Inc.	*	515,788
6,785	Biogen Idec, Inc.	*	415,038
9,400	Genzyme Corp.	*	511,454
			1,442,280
	Restaurants—4.9%
21,000	McDonald’s Corp.		588,630
16,100	Yum! Brands, Inc.		654,626
			1,243,256
	Retailers—1.3%
7,000	Federated Department Stores		318,010

	Stores—2.0%
14,100	J.C. Penney Co., Inc. (Holding Co.)		497,448

2

	Telephone Systems—3.1%
15,400	Nextel Communications, Inc. - Class A	*	$367,136
21,050	Sprint Corp. - FON Group		423,737
			790,873
	Transportation—1.4%
7,000	Canadian National Railway Co.		341,600

	TOTAL COMMON STOCKS
	(Cost $20,495,538)		23,443,723

Par					Value
Amount			Yield	Maturity	(Note 1)

	SHORT-TERM INVESTMENTS—24.0%
1,475,917	Bank of Montreal	†	1.760%	10/25/2004	1,475,917
833,028	Calyon	†	1.700%	11/24/2004	833,028
833,028	Keybank	†	1.850%	10/01/2004	833,028
833,028	Merrill Lynch & Co.	†	1.915%	10/01/2004	833,028
416,514	Merrimac Cash Fund - Premium Class	† **	1.472%	10/01/2004	416,514
833,028	Royal Bank of Canada	†	1.780%	11/10/2004	833,028
416,514	Royal Bank of Scotland	†	1.650%	10/29/2004	416,514
416,514	Royal Bank of Scotland	†	1.880%	12/23/2004	416,514

	TOTAL SHORT-TERM INVESTMENTS—(Cost $6,057,571)				6,057,571

	TOTAL INVESTMENTS AT MARKET VALUE—116.7%
	(Cost $26,553,109)				29,501,294
	Other Liabilities in Excess of Assets - (16.7%)				(4,221,632)
	NET ASSETS—100.0%				$25,279,662

Notes to the Portfolio of Investments:

SP ADR—Sponsored American Depository Receipt
*	Non-Income Producing Security
**	Regulated Investment Company advised by Investors Bank and Trust Co. (IBT). IBT is also the Accounting and Custody Agent for this fund.
†	Represents collateral received from securities lending transactions.
Percentages indicated are based on net assets.

3

M Fund, Inc.

Note 1

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on that exchange. If no sale occurs, equity securities traded on a U.S. exchange are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equities traded on NASDAQ are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on a foreign exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. Equities traded on a foreign exchange, for which no sale occurs, are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and last asked price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued at prices supplied by independent pricing agents approved by the Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the investment adviser’s opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Directors.

Note2

Tax Basis Unrealized Appreciation / (Depreciation)

At September 30, 2004, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

				Net
	Federal	Tax Basis	Tax Basis	Tax Basis
	Income Tax	Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Brandes International Equity Fund	$200,959,142	$27,663,202	$(13,963,415)	$13,699,787
Turner Core Growth Fund	90,635,630	8,102,332	(1,525,877)	6,576,455
Frontier Capital Appreciation Fund	94,833,265	28,072,793	(8,542,559)	19,530,234
Business Opportunity Value Fund	20,524,968	3,077,390	(2,948,185)	129,205

4

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ Daniel F. Byrne
Daniel F. Byrne, President/Principal Executive Officer

Date	November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Daniel F. Byrne
Daniel F. Byrne, President/Principal Executive Officer
Date	November 23, 2004

	By:	/s/ David W. Schutt
David W. Schutt, Treasurer/Principal Financial and Accounting Officer

Date	November 23, 2004